Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 85,781	$ 73,771
Accounts receivable	352,142	378,712
Inventory	48,992	43,300
Assets held for sale		5,501
Total current assets	486,915	501,284
Non-current assets:
Deferred tax assets	2,235	6,559
Property, plant and equipment	2,159,212	2,356,173
Intangibles	9,470	12,997
Right-of-use assets	56,817	66,032
Finance lease receivables	4,474	4,806
Investments and other assets	7,567	8,464
Total non-current assets	2,239,775	2,455,031
Total assets	2,726,690	2,956,315
Current liabilities:
Accounts payable and accrued liabilities	280,652	314,355
Income tax payable	1,670	3,778
Current portion of lease obligation	17,778	20,559
Total current liabilities	300,100	338,692
Non-current liabilities:
Share based compensation	13,780	13,666
Provisions and other	6,704	7,472
Lease obligation	47,169	54,566
Long-term debt	679,291	812,469
Deferred tax liabilities	90,763	47,451
Total non-current liabilities	837,707	935,624
Equity:
Shareholders' capital	2,238,766	2,301,729
Contributed surplus	79,270	77,557
Accumulated other comprehensive income	165,020	199,020
Deficit	(898,992)	(900,834)
Total equity attributable to shareholders	1,584,064	1,677,472
Non-controlling interest	4,819	4,527
Total equity	1,588,883	1,681,999
Total liabilities and equity	$ 2,726,690	$ 2,956,315